Impairment test on Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Disclosure Of Impairment test on Property, plant and equipment [Abstract]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 7,559	$ (4,982)	$ 0	$ 149,574
Impairment loss for low price scenario	3,974
Impairment loss for high price scenario	$ 3,254